Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Taxes [Line Items]
Components of Income Tax Expense
The tables below provide the following for WGL and Washington Gas: (i) the components of income tax expense; (ii) a reconciliation between the statutory federal income tax rate and the effective income tax rate and (iii) the components of accumulated deferred income tax assets and liabilities at September 30, 2015 and 2014.

WGL Holdings, Inc.
Components of Income Tax Expense
	Years Ended September 30,
(In thousands)	2015	2014	2013
INCOME TAX EXPENSE
Current:
Federal	$(18,639)	$29,976	$41,425
State	2,977	5,149	11,258
Total current	(15,662)	35,125	52,683
Deferred:
Federal
Accelerated depreciation	71,529	35,747	33,394
Other	17,726	(18,014)	(31,173)
State
Accelerated depreciation	13,739	9,822	6,795
Other	1,411	(1,760)	(7,585)
Total deferred	104,405	25,795	1,431
Amortization of investment tax credits	(4,939)	(3,666)	(1,822)
Total income tax expense	$83,804	$57,254	$52,292

Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate

WGL Holdings, Inc.
Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate
	Years Ended September 30,
($ In thousands)	2015		2014		2013
Income taxes at statutory federal income tax rate	$75,760	35.00%	$57,580	35.00%	$46,853	35.00%
Increase (decrease) in income taxes resulting from:
Accelerated depreciation less amount deferred	1,187	0.55	1,875	1.14	2,106	1.57
Amortization of investment tax credits	(4,939)	(2.28)	(3,666)	(2.23)	(1,822)	(1.36)
Cost of removal	(2,721)	(1.26)	(4,902)	(2.98)	(2,356)	(1.76)
State income taxes-net of federal benefit	11,109	5.13	8,734	5.31	7,448	5.56
Medicare Part D adjustment	—	—	(3,621)	(2.20)	—	—
ASDHI impairment	1,969	0.91	—	—	—	—
Other items-net	1,439	0.66	1,254	0.76	63	0.05
Total income tax expense and effective tax rate	$83,804	38.71%	$57,254	34.80%	$52,292	39.06%

Components of Accumulated Deferred Income Tax Assets (Liabilities)

WGL Holdings, Inc.
Components of Accumulated Deferred Income Tax Assets (Liabilities)
	September 30,
(In thousands)	2015	2014
Deferred income tax assets:
Pensions	$44,468	$24,349
Uncollectible accounts	10,389	9,268
Inventory overheads	5,873	6,591
Employee compensation and benefits	57,230	44,179
Derivatives	43,891	38,058
Deferred gas costs	2,406	4,218
Solar grant/investment tax credit	53,067	39,184
Tax credit carry forward	55,040	—
Other	5,640	2,236
Total assets	278,004	168,083
Deferred income tax liabilities:
Other post-retirement benefits	54,860	38,299
Accelerated depreciation and other plant related items	794,099	669,040
Losses/gains on reacquired debt	1,292	1,426
Income taxes recoverable through future rates	68,245	65,374
Deferred gas costs	815	2,818
Partnership basis differences	29,468	25,370
Valuation allowances	2,188	—
Total liabilities	950,967	802,327
Net accumulated deferred income tax assets (liabilities)	$(672,963)	$(634,244)

Unrecognized Tax Benefits
The following table summarizes the change in unrecognized tax benefits during fiscal year 2015, 2014, 2013 and our total unrecognized tax benefits at September 30, under the provisions of ASC Topic 740, Income Taxes:

Unrecognized Tax Benefits
(In thousands)	2015	2014	2013
Total unrecognized tax benefits, October 1,	$32,613	$25,051	$22,082
Increases in tax positions relating to current year	12,848	10,512	5,251
Decreases in tax positions relating to prior year	(6,834)	(2,950)	(2,282)
Total unrecognized tax benefits, September 30,	$38,627	$32,613	$25,051

Washington Gas Light Company
Income Taxes [Line Items]
Components of Income Tax Expense

Washington Gas Light Company
Components of Income Tax Expense
	Years Ended September 30,
(In thousands)	2015	2014	2013
INCOME TAX EXPENSE
Current:
Federal	$(5,305)	$37,098	$40,492
State	907	4,262	7,515
Total current	(4,398)	41,360	48,007
Deferred:
Federal
Accelerated depreciation	71,046	34,833	34,518
Other	(6,619)	(30,523)	(35,982)
State
Accelerated depreciation	13,701	9,540	6,770
Other	(1,507)	(6,800)	(8,221)
Total deferred	76,621	7,050	(2,915)
Amortization of investment tax credits	(832)	(876)	(895)
Total income tax expense	$71,391	$47,534	$44,197

Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate

Washington Gas Light Company
Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate
	Years Ended September 30,
($ In thousands)	2015		2014		2013
Income taxes at statutory federal income tax rate	$63,024	35.00%	$51,050	35.00%	$40,782	35.00%
Increase (decrease) in income taxes resulting from:
Accelerated depreciation less amount deferred	2,108	1.17	1,875	1.29	2,106	1.81
Amortization of investment tax credits	(832)	(0.46)	(876)	(0.60)	(895)	(0.77)
Cost of removal	(2,721)	(1.51)	(4,902)	(3.36)	(2,356)	(2.02)
State income taxes-net of federal benefit	8,986	4.99	6,711	4.60	5,487	4.71
Consolidated tax sharing allocation	(533)	(0.30)	(2,862)	(1.96)	(1,290)	(1.11)
Medicare Part D adjustment	—	—	(3,621)	(2.48)	—	—
Other items-net	1,359	0.76	159	0.09	363	0.31
Total income tax expense and effective tax rate	$71,391	39.65%	$47,534	32.58%	$44,197	37.93%

Components of Accumulated Deferred Income Tax Assets (Liabilities)

Washington Gas Light Company
Components of Accumulated Deferred Income Tax Assets (Liabilities)
	September 30,
(In thousands)	2015	2014
Deferred income tax assets:
Pensions	$43,748	$23,738
Uncollectible accounts	7,637	7,618
Inventory overheads	5,873	6,591
Employee compensation and benefits	38,857	33,863
Derivatives	38,887	36,364
Deferred gas costs	2,406	4,218
Investment tax credit	—	312
Other	862	1,011
Total assets	138,270	113,715
Deferred income tax liabilities:
Other post-retirement benefits	54,566	38,065
Accelerated depreciation and other plant related items	681,108	602,376
Losses/gains on reacquired debt	1,292	1,426
Income taxes recoverable through future rates	67,953	65,128
Deferred gas costs	815	2,818
Other	1,300	932
Total liabilities	807,034	710,745
Net accumulated deferred income tax assets (liabilities)	$(668,764)	$(597,030)